Basis of Presentation and General Information (Details) - $ / shares	Dec. 31, 2021	Nov. 30, 2021	Nov. 29, 2021	Apr. 15, 2021
Related Party Transaction [Line Items]
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	500
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
OceanPal Inc. Predecessors
Related Party Transaction [Line Items]
Common stock, shares authorized				500
Common stock, par value				$ 0.01